UNIT-BASED COMPENSATION	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
UNIT-BASED COMPENSATION

11. UNIT-BASED COMPENSATION

We have the following unit-based compensation plans:

We have the 2009 Omnibus Incentive Compensation Plan (Omnibus Plan), which is a plan under which restricted common unit awards are granted to certain employees in Texas. The Omnibus Plan provides for a variety of unit-based and performance-based awards, including unit options, restricted units, unit grants, notional units, unit appreciation rights, performance awards and other unit-based awards. Awards under the Omnibus Plan may be paid in cash, units or any combination thereof as determined by the compensation committee of our board of managers.

Restricted unit activity (number of units) under the Omnibus Plan was as follows:

	Number of Restricted Units	Weighted Average Grant Date Fair Value Per Unit
Outstanding at December 31, 2013	336,551	$3.29
Vested	(171,692)	3.33
Granted	—	—
Returned/Cancelled	(57,214)	3.33

Outstanding at March 31, 2014	107,645	3.20
Vested	(37,653)	2.44
Granted	346,403	2.44
Returned/Cancelled	(15,981)	3.44

Outstanding at June 30, 2014	400,414	$2.39

We have the Long-Term Incentive Plan (L-TIP), which is a plan under which restricted common unit awards are granted to certain field employees in Alabama, Kansas and Oklahoma and to certain employees in Texas.

Restricted unit activity (number of units) under the L-TIP Plan was as follows:

	Number of Restricted Units	Weighted Average Grant Date Fair Value Per Unit
Outstanding at December 31, 2013	43,776	$2.87
Vested	(16,415)	2.87
Granted	—	—
Returned/Cancelled	(5,469)	2.87

Outstanding at March 31, 2014	21,892	2.87
Vested	(22,028)	2.44
Granted	103,278	2.44
Returned/Cancelled	—	—

Outstanding at June 30, 2014	103,142	$2.53

We recognized approximately $1.1 million and $0.6 million of non-cash compensation expense related to our unit-based compensation plans in the six months ended June 30, 2014 and June 30, 2013, respectively.

12 . UNIT-BASED COMPENSATION

We have the following unit-based compensation plans:

We have the 2009 Omnibus Incentive Compensation Plan (Omnibus Plan), which is a plan under which restricted common unit awards are granted to certain employees in Texas. The Omnibus Plan provides for a variety of unit-based and performance-based awards, including unit options, restricted units, unit grants, notional units, unit appreciation rights, performance awards and other unit-based awards. Awards under the Omnibus Plan may be paid in cash, units or any combinations thereof as determined by the compensation committee of our board of managers.

Restricted unit activity (number of units) under the Omnibus Plan was as follows:

	Number of Restricted Units	Weighted Average Grant Date Fair Value Per Unit
Outstanding at December 31, 2011	962,281	$3.41
Vested	(215,308)	3.40
Granted	7,190	1.32
Returned/Cancelled	(87,385)	3.40

Outstanding at December 31, 2012	666,778	3.39
Vested	(370,363)	2.66
Granted	184,313	1.27
Returned/Cancelled	(144,177)	2.77

Outstanding at December 31, 2013	336,551	$3.29

We have the Long-Term Incentive Program (L-TIP), which is a plan under which restricted common unit awards are granted to certain field employees in Alabama, Kansas and Oklahoma and to certain employees in Texas.

Restricted unit activity (number of units) under the L-TIP Plan was as follows:

	Number of Restricted Units	Weighted Average Grant Date Fair Value Per Unit
Outstanding at December 31, 2011	149,869	$3.44
Vested	(56,025)	3.42
Granted	30,000	2.17
Returned/Cancelled	(28,930)	3.42

Outstanding at December 31, 2012	94,914	3.05
Vested	(61,273)	2.24
Granted	38,023	1.17
Returned/Cancelled	(27,888)	2.56

Outstanding at December 31, 2013	43,776	$2.87

We recognized approximately $1.0 million and $1.5 million of non-cash compensation expense related to our unit-based compensation plans in the twelve months ended December 31, 2013 and 2012, respectively. As of December 31, 2013, we had approximately $0.5 million in unrecognized compensation expense related to our unit-based compensation plans expected to be recognized through the first quarter of 2015.